United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	July 18, 2011

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	226031 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      203     8000 SH       Sole                     4000              4000
Genl Elec Capital Corp. PFD 6% PFD              369622451      205     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1971    20775 SH       Sole                     3575             17200
AT & T Corp.                   COM              00206R102      698    22234 SH       Sole                     1272             20962
Abbott Laboratories            COM              002824100     1221    23200 SH       Sole                                      23200
Anadarko Petroleum             COM              032511107     6457    84125 SH       Sole                    12400             71725
Analog Devices                 COM              032654105     4840   123650 SH       Sole                     4800            118850
Automatic Data Proc            COM              053015103      242     4600 SH       Sole                                       4600
AvalonBay Communities          COM              053484101      625     4869 SH       Sole                     1823              3046
Barrick Gold Corp              COM              067901108     9005   198824 SH       Sole                    21214            177610
Baxter Int'l                   COM              071813109      215     3600 SH       Sole                     3600
Best Buy Co. Inc.              COM              086516101     3125    99480 SH       Sole                    15900             83580
CVS/Caremark Corp.             COM              126650100     7442   198044 SH       Sole                    30300            167744
Caterpillar                    COM              149123101      298     2800 SH       Sole                                       2800
Chevron Corp.                  COM              166764100      721     7015 SH       Sole                                       7015
Cintas Corp                    COM              172908105      234     7075 SH       Sole                                       7075
Cisco Systems                  COM              17275R102     1509    96675 SH       Sole                     3800             92875
Coca-Cola Co.                  COM              191216100      216     3210 SH       Sole                                       3210
Colgate Palmolive              COM              194162103      815     9328 SH       Sole                     4303              5025
Conocophillips                 COM              20825C104     5339    71012 SH       Sole                    12600             58412
Corning                        COM              219350105     5351   294800 SH       Sole                    39250            255550
Costco Wholesale Corp.         COM              22160k105     1246    15342 SH       Sole                     4047             11295
Devon Energy                   COM              25179M103     7750    98338 SH       Sole                    11100             87238
Dow Chemical                   COM              260543103     3402    94500 SH       Sole                    14500             80000
DuPont                         COM              263534109     5925   109612 SH       Sole                    11100             98512
Duke Energy Corp.              COM              26441C105     3863   205152 SH       Sole                    16216            188936
EMC Corp.                      COM              268648102     2105    76390 SH       Sole                    21600             54790
EOG Resources, Inc.            COM              26875P101     1108    10600 SH       Sole                     3500              7100
EnCana                         COM              292505104     3952   128350 SH       Sole                    22700            105650
Exxon Mobil                    COM              30231G102     1128    13855 SH       Sole                     2580             11275
Fedex Corp.                    COM              31428X106      299     3150 SH       Sole                      500              2650
General Electric               COM              369604103     6088   322816 SH       Sole                    65442            257374
General Mills                  COM              370334104      603    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     5519   128650 SH       Sole                    15400            113250
Halliburton Co.                COM              406216101     1628    31925 SH       Sole                     1100             30825
Hewlett-Packard                COM              428236103     4468   122752 SH       Sole                    15500            107252
Home Depot Inc.                COM              437076102      500    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     6936   116393 SH       Sole                    20518             95875
Int'l Bus Machines             COM              459200101     1228     7160 SH       Sole                     1450              5710
Intel                          COM              458140100     4541   204941 SH       Sole                    40745            164196
International Paper            COM              460146103     2732    91600 SH       Sole                    16200             75400
JP Morgan Chase & Co.          COM              46625H100      320     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     7216   108478 SH       Sole                    20400             88078
Kimberly-Clark                 COM              494368103     4838    72688 SH       Sole                     5800             66888
Lilly, Eli                     COM              532457108     2837    75600 SH       Sole                    13600             62000
MDU Resources Group            COM              552690109     3349   148850 SH       Sole                     4600            144250
Marathon Oil Corp.             COM              565849106     8218   156000 SH       Sole                    21200            134800
Medco Health Solutions, Inc.   COM              58405U102      259     4576 SH       Sole                      964              3612
Medtronic Inc.                 COM              585055106      216     5600 SH       Sole                                       5600
Merck & Co.                    COM              58933Y105     5420   153585 SH       Sole                    23100            130485
Microsoft                      COM              594918104     4478   172233 SH       Sole                    31150            141083
National Fuel Gas              COM              636180101     1081    14850 SH       Sole                     5500              9350
Nestle S A ADR                 COM              641069406     4311    69112 SH       Sole                    18325             50787
Newmont Mining Corp.           COM              651639106     5738   106324 SH       Sole                    15600             90724
Novartis AG ADR                COM              66987V109     6336   103690 SH       Sole                    14900             88790
Paccar Inc.                    COM              693718108      571    11174 SH       Sole                     5400              5774
Paychex Inc                    COM              704326107     1221    39761 SH       Sole                     6037             33724
Pfizer Inc.                    COM              717081103     5103   247704 SH       Sole                    45800            201904
Philips Elec ADR               COM              500472303     4903   190915 SH       Sole                    24100            166815
Plum Creek Timber              COM              729251108      489    12050 SH       Sole                     2400              9650
Procter & Gamble               COM              742718109     6855   107829 SH       Sole                    15382             92447
QEP Resources                  COM              74733V100      828    19800 SH       Sole                     7000             12800
Questar Corp.                  COM              748356102      351    19800 SH       Sole                     7000             12800
Schlumberger, Ltd.             COM              806857108     6541    75703 SH       Sole                    12500             63203
Southern Co.                   COM              842587107     4048   100250 SH       Sole                     6250             94000
Stryker                        COM              863667101      587    10000 SH       Sole                     2600              7400
Sysco                          COM              871829107      263     8433 SH       Sole                                       8433
Unilever PLC ADR               COM              904767704     7587   234240 SH       Sole                    28960            205280
Union Pacific Corp.            COM              907818108      348     3332 SH       Sole                                       3332
United Technologies            COM              913017109     3319    37501 SH       Sole                     9800             27701
Walgreen Co.                   COM              931422109     4713   111000 SH       Sole                    21850             89150
Weyerhaeuser Co.               COM              962166104     5916   270650 SH       Sole                    39500            231150
Exxon Mobil                    COM              30231G102      285     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101     1080     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      653      225 SH       Sole                      225